Segment Reporting (Long-Lived Assets by Geographic Segments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-lived assets	$ 62,589.0	$ 54,502.9
Continuing operations [Member]
Segment Reporting Information [Line Items]
Long-lived assets	62,589.0	53,989.3
Discontinued operations [Member]
Segment Reporting Information [Line Items]
Long-lived assets	0.0	513.6
European Operations Division U.K. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	21,098.3	23,570.6
European Operations Division The Netherlands [Member]
Segment Reporting Information [Line Items]
Long-lived assets	17,092.7	2,496.5
European Operations Division Germany [Member]
Segment Reporting Information [Line Items]
Long-lived assets	9,117.9	10,754.7
European Operations Division Switzerland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	4,218.9	4,745.7
European Operations Division Belgium [Member]
Segment Reporting Information [Line Items]
Long-lived assets	4,149.5	4,737.4
European Operations Division Austria [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,082.0	1,216.1
European Operations Division Poland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	983.5	1,178.5
European Operations Division Ireland [Member]
Segment Reporting Information [Line Items]
Long-lived assets	655.9	751.5
European Operations Division Czech Republic [Member]
Segment Reporting Information [Line Items]
Long-lived assets	580.4	679.7
European Operations Division Hungary [Member]
Segment Reporting Information [Line Items]
Long-lived assets	535.7	640.6
European Operations Division Romania [Member]
Segment Reporting Information [Line Items]
Long-lived assets	209.1	226.0
European Operations Division Slovakia [Member]
Segment Reporting Information [Line Items]
Long-lived assets	110.5	131.0
European Operations Division Other Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	540.1	506.4
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Long-lived assets	60,374.5	51,634.7
LiLAC Division Puerto Rico [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,128.3	1,131.9
LiLAC Division Chile [Member]
Segment Reporting Information [Line Items]
Long-lived assets	1,017.3	1,139.7
LiLAC Division [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,145.6	2,271.6
U.S. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 68.9	$ 83.0